                             MIMLIC CASH FUND, INC.
                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 MARCH 31, 1999

                             MIMLIC CASH FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1999
                                   (UNAUDITED)


                                      ASSETS


Investments in securities, at value - see accompanying
  schedule for detailed listing (identified cost: $7,821,891)..  $    7,821,891
Cash in bank on demand deposit ................................          83,374
Receivable for Fund shares sold................................       1,534,166
Accrued interest receivable ...................................           1,409
                                                                  -------------

     Total assets...............................................      9,440,840
                                                                  -------------


                                   LIABILITIES

Payable to Adviser for custodian fees...........................            424
Payable for Fund shares redeemed................................        164,665
                                                                  -------------

     Total liabilities..........................................        165,089
                                                                  -------------

Net assets applicable to outstanding capital stock.............. $    9,275,751
                                                                  -------------
                                                                  -------------


REPRESENTED BY:

  Capital stock - authorized 1 billion shares of $.01
     par value; outstanding, 9,275,751 shares................... $       92,758
  Additional paid-in capital....................................      9,182,993
                                                                  -------------

     Total - representing net assets applicable to
       outstanding capital stock................................ $    9,275,751
                                                                  -------------
                                                                  -------------


Net asset value per share of outstanding capital stock.......... $         1.00
                                                                  -------------
                                                                  -------------

                See accompanying notes to financial statements.

                             MIMLIC CASH FUND, INC.
                            STATEMENT OF OPERATIONS
                 PERIOD FROM OCTOBER 1, 1998 TO MARCH 31, 1999
                                  (UNAUDITED)


INVESTMENT INCOME

   Interest....................................................  $      307,117
                                                                  -------------

EXPENSES (NOTE 3):

   Custodian fees..............................................           3,822
   Less fees and expenses paid indirectly through expense
     offset arrangements.......................................               -
                                                                  -------------
       Total net expenses......................................           3,822

                                                                  -------------
       Investment income - net.................................         303,295
                                                                  -------------

Net increase in net assets resulting from operations...........  $      303,295
                                                                  -------------
                                                                  -------------


                See accompanying notes to financial statements.

                             MIMLIC CASH FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                PERIOD FROM OCTOBER 1, 1998 TO MARCH 31, 1999 AND
                        THE YEAR ENDED SEPTEMBER 30, 1998
                                   (UNAUDITED)

                                                                                                    1999                 1998
                                                                                              ----------------   ------------------
OPERATIONS:

    Investment income - net..........................................................       $         303,295   $           838,147
                                                                                              ----------------   ------------------

           Increase in net assets resulting from operations..........................                 303,295               838,147
                                                                                              ----------------   ------------------


Distributions to shareholders from net investment income.............................                (303,295)             (838,147)
                                                                                              ----------------   ------------------


CAPITAL SHARE TRANSACTIONS, AT CONSTANT NET ASSET VALUE OF $1.00:

  Proceeds from sales................................................................              40,341,581           157,017,696
  Shares issued in reinvestment of net investment
    income distributions.............................................................                 299,124               838,000
  Payments for redemption of shares..................................................             (40,524,880)         (162,964,041)
                                                                                              ----------------   ------------------


       Increase (decrease) in net assets from
         capital share transactions..................................................                 115,825            (5,108,345)
                                                                                              ----------------   ------------------
       Total increase (decrease) in net assets.......................................                 115,825            (5,108,345)

Net assets at beginning of period....................................................                9,159,926            14,268,271
                                                                                              ----------------   ------------------

Net assets at end of period..........................................................       $       9,275,751   $         9,159,926
                                                                                              ----------------   ------------------
                                                                                              ----------------   ------------------


                     See accompanying notes to financial statements.

                             MIMLIC CASH FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1999
                                   (UNAUDITED)

(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         MIMLIC Cash Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Shares of the Fund are presently sold only to the advisory clients of Advantus Capital Management, Inc. (Advantus Capital or the Adviser) and other affiliated investment advisers.

         The Fund's investment objective is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.

         The significant accounting policies followed by the Fund are summarized as follows:

         USE OF ESTIMATES

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

         INVESTMENTS IN SECURITIES

         All securities are valued at the close of each business day. Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), all securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00.

         Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of premium and discount computed on a level-yield basis, is accrued daily.

         FEDERAL TAXES

         The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31 in order to avoid federal excise tax.

         Net investment income and net realized gains (losses) may differ for financial statement and tax purposes due to temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

                                       2
                             MIMLIC CASH FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

         DISTRIBUTIONS TO SHAREHOLDERS

         Distributions to shareholders from net investment income are declared daily and paid monthly. Such distributions are payable in cash or reinvested in additional shares of the Fund's capital stock.

(2)      INVESTMENT SECURITY TRANSACTIONS

         For the period ended March 31, 1999, purchases of securities and proceeds from sales aggregated $55,124,060 and $56,495,217, respectively.

(3)      EXPENSES AND RELATED PARTY TRANSACTIONS

         The Fund has an investment advisory agreement with Advantus Capital. Under the agreement, Advantus Capital manages the Fund's assets and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries. Because shares of the Fund are purchased only with funds managed by Advantus Capital and other affiliated investment advisers for advisory clients; the Fund does not pay an advisory fee to Advantus Capital.

         Advantus Capital pays all expenses of the Fund except custodian fees. Advantus Capital directly incurs and pays the Fund's custodian fees and the Fund in turn reimburses Advantus Capital.

         The Fund has a compensating balance arrangement with its custodian where custodian fees are reduced by interest credits earned on cash balances maintained with the custodian. The total amount of interest credits earned for the period ended March 31, 1999 was $0.

         Effective October 26, 1998, the Fund entered into a new shareholder and administrative services agreement with Minnesota Life Insurance Company (Minnesota Life), (formerly The Minnesota Mutual Life Insurance Company), the parent of Advantus Capital. Under this agreement, the Adviser will pay Minnesota Life a monthly administrative services fee as agreed by the Adviser and Minnesota Life for accounting, auditing, legal and other administrative services which Minnesota Life provides. For shareholder services performed by Minnesota Life, the Adviser will pay Minnesota Life an annual account servicing fee as agreed by the Adviser and Minnesota Life. First Data Investor Services Group, Inc. acts as the Fund's transfer agent, dividend disbursing agent and redemption agent. Prior to October 26, 1998, Minnesota Life was the Fund's transfer agent.

         Minnesota Life and subsidiaries, as a whole, owned 9,251,449 shares or 99.7% of the Fund's outstanding shares as of March 31, 1999.

                                        3
                             MIMLIC CASH FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

(4) Per share data for a share of capital stock outstanding during the period and selected information for each period is as follows:

                                               FOR THE                                                FOR THE
                                             PERIOD FROM                                             PERIOD FROM
                                              OCTOBER 1,                                             NOVEMBER 1,
                                               1998 TO              YEAR ENDED SEPTEMBER 30,           1993 TO      YEAR ENDED
                                              MARCH 31,     ----------------------------------------  SEPTEMBER 30,  OCTOBER 31,
                                                1999          1998       1997      1996     1995(a)     1994(b)        1993
                                              --------      --------   ---------  -------- ---------   ---------     ----------
Net asset value, beginning of period......... $1.0000       $1.0000     $1.0000   $1.0000   $1.0000     $1.0000       $1.0000
                                              --------      --------   ---------  -------- ---------   ---------     ----------
Income from investment operations:
  Net investment income......................  0.0210        0.0575      0.0556    0.0547    0.0571      0.0342        0.0320
                                              --------      --------   ---------  -------- ---------   ---------     ----------
         Total from investment operations....  0.0210        0.0575      0.0556    0.0547    0.0571      0.0342        0.0320
                                              --------      --------   ---------  -------- ---------   ---------     ----------
Less distributions:
  Dividends from net investment income....... (0.0210)      (0.0575)    (0.0556)  (0.0547)  (0.0571)    (0.0342)      (0.0320)
                                              --------      --------   ---------  -------- ---------   ---------     ----------
          Total distributions................ (0.0210)      (0.0575)     0.0556)  (0.0547)  (0.0571)    (0.0342)      (0.0320)
                                              --------      --------   ---------  -------- ---------   ---------     ----------


   Net asset value, end of period............ $1.0000       $1.0000     $1.0000   $1.0000   $1.0000     $1.0000       $1.0000
                                              --------      --------   ---------  -------- ---------   ---------     ---------
                                              --------      --------   ---------  -------- ---------   ---------     ---------

   Total return (c)..........................  2.37%         5.90%       5.70%     5.60%     5.87%       3.49%         3.25%



   Net assets, end of period (in thousands).. $9,276        $9,160     $14,194    $9,541   $10,922     $12,316       $16,927


   Ratio of expenses to
   average daily net assets .................  0.06%(d)(e)   0.05%(e)    0.07%(c)  0.09%(c)  0.10%(e)    0.08%(d)      0.07%

   Ratio of net investment income to
   average daily net assets .................  4.71%(d)      5.55%       5.51%     5.52%     5.71%       3.68%(d)      3.20%

   ----------------------------------------------------------------------------

(a) Effective March 1, 1995, the Fund entered into a new investment advisory agreement with Advantus Capital Management, Inc. Prior to March 1, 1995, the Fund had an investment advisory agreement with MIMLIC Asset Management Company.
(b) During 1994, the Fund changed its fiscal year end from October 31 to September 30.
(c) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. For periods less than one year, total return presented has not been annualized.
(d)  Adjusted to an annual basis.
(e) Effective fiscal year 1995, the ratio of expenses to average daily net assets is based on total expenses of the Fund before reduction of interest credits earned on cash balances.

                             MIMLIC CASH FUND, INC.
                            INVESTMENTS IN SECURITIES
                                 MARCH 31, 1999
                                  (UNAUDITIED)

      (Percentages of each investment category relate to total net assets.)

                                                                                                          MARKET
          PRINCIPAL                                                                                      VALUE (a)
     ------------------                                                                             -----------------
COMMERCIAL PAPER (83.8%)
     BASIC MATERIALS (25.8%)
         Agriculture Product (13.4%)
          $     205,000 Archer-Daniels Midland Company.......................  4.926%     04/09/99     $      204,779
                505,000 Archer-Daniels Midland Company.......................  4.923%     06/08/99            500,411
                167,000 Cargill, Inc.........................................  4.928%     05/14/99            166,036
                375,000 Cargill, Inc.........................................  4.933%     05/20/99            372,532
                                                                                                    -----------------
                                                                                                            1,243,758
                                                                                                    -----------------
         Chemicals (12.4%)
                535,000 E.I. DuPont de Nemours & Company.....................  4.860%     07/29/99            526,654
                630,000 Monsanto Company (c).................................  4.914%     06/22/99            623,122
                                                                                                    -----------------
                                                                                                            1,149,776
                                                                                                    -----------------
     COMMUNICATION SERVICES (13.4%)
         Telephone (13.4%)
                235,000 Bellsouth Telecommunications.........................  4.916%     04/14/99            234,589
                255,000 Bellsouth Telecommunications.........................  4.889%     04/27/99            254,115
                160,000 GTE Funding..........................................  4.920%     04/05/99            159,914
                595,000 SBC Communications (c)...............................  4.907%     04/22/99            593,325
                                                                                                    -----------------
                                                                                                            1,241,943
                                                                                                    -----------------
     CONSUMER CYCLICAL (2.6%)
         Publishing (2.6%)
                240,000 McGraw-Hill,  Inc....................................  4.946%     05/11/99            238,706
                                                                                                    -----------------

     CONSUMER STAPLES (11.4%)
         Beverage (4.9%)
                450,000 Coca-Cola Enterprises................................  4.874%     04/12/99            449,340
                                                                                                    -----------------

         Entertainment (6.5%)
                615,000 Walt Disney Company..................................  4.871%     07/28/99            605,465
                                                                                                    -----------------
     FINANCIAL (18.4%)
         Auto Finance (5.0%)
                470,000 General Motors Acceptance Corporation................  4.564%     04/29/99            468,360
                                                                                                    -----------------

         Consumer Finance (13.4%)
                745,000 Associates Corporation of North America..............  4.944%     06/04/99            738,598
                505,000 Ciesco LP............................................  4.932%     04/19/99            503,774
                                                                                                    -----------------
                                                                                                            1,242,372
                                                                                                    -----------------

     HEALTH CARE (3.8%)
         Drugs (3.8%)
                355,000 American Home Products Corporation (c)...............  4.912%     05/05/99            353,383
                                                                                                    -----------------

     UTILITES (8.4%)
         Electric Companies (8.4%)
                185,000 Florida Power........................................  5.033%     04/16/99            184,618
                255,000 MidAmerican Energy...................................  4.968%     05/07/99            253,757
                340,000 MidAmerican Energy...................................  4.952%     04/07/99            339,723
                                                                                                    -----------------
                                                                                                              778,098
                                                                                                    -----------------
                        Total commerical paper (cost: $7,771,201)................................           7,771,202
                                                                                                    -----------------

              See accompanying notes to investments in securities.

                                           MIMLIC CASH FUND, INC.
                                    INVESTMENTS IN SECURITIES - CONTINUED

                                                                                                            MARKET
                      PRINCIPAL                                                                            VALUE (a)
                  ------------------                                                                -----------------
                SHORT-TERM SECURITIES (.5%)
                  $        50,690 Federated Prime Obligation Fund, current rate 4.860%...........      $       50,690
                                                                                                    -----------------

                                  Total short-term securities (cost: $50,690)....................              50,690
                                                                                                    -----------------
                                  Total investments in securities (cost: $7,821,891) (b).........      $    7,821,892
                                                                                                    -----------------
                                                                                                    -----------------


     NOTES TO INVESTMENTS IN SECURITIES
     (a) Securities are valued by procedures described in note 1 to the financial statements.
     (b) Also represents the cost of securities for federal income tax purposes at March 31, 1999.
     (c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under
          Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Board of Directors.